Condensed Consolidated Statements of Cash Flows	3 Months Ended
Mar. 31, 2026 USD ($)
Adjustments to reconcile net loss to net cash used in operating activities
Net loss	$ (1,123,714)
Depreciation	518
Change in the fair value of warrant liabilities	(4,178)
Changes in operating assets and liabilities
Prepaid and other current assets	(707,953)
Accounts payable and accrued expenses	(191,956)
Accrued interest, related parties	18,637
Due to related parties	(14,999)
Net cash used in operating activities	(2,015,289)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock, net	3,585,308
Net cash provided by financing activities	3,585,308
Net change in cash	1,570,019
Cash, beginning of the period	337,655
Cash, end of the period	1,907,674
Non-cash investing and financing activities:
Issuance of common stock in connection with the Clear Street settlement	7,360,000
Costs incurred in connection with the issuance of common stock	$ 139,500